Pension and Other Postretirement Benefits	12 Months Ended
Dec. 31, 2016
Compensation and Retirement Disclosure [Abstract]
Pension and Other Postretirement Benefits

Note 10 – Pension and Other Postretirement Benefits

An Employees’ Investment Plan is offered to eligible employees of Southwest through deduction of a percentage of base compensation, subject to IRS limitations. The Employees’ Investment Plan provides for purchases of various mutual fund investments and Company common stock. One-half of amounts deferred by employees are matched, up to a maximum matching contribution of 3.5% of an employee’s annual compensation. The cost of the plan is disclosed below (in thousands):

	2016	2015	2014
Employee Investment Plan cost	$4,976	$5,072	$4,816

Centuri has a separate plan, the cost and liability of which are not significant.

A deferred compensation plan is offered to all officers and a separate deferred compensation plan for members of the Board of Directors. The plans provide the opportunity to defer up to 100% of annual cash compensation. One-half of amounts deferred by officers are matched, up to a maximum matching contribution of 3.5% of an officer’s annual base salary. Upon retirement, payments of compensation deferred, plus interest, are made in equal monthly installments over 10, 15, or 20 years, as elected by the participant. Directors have an additional option to receive such payments over a five-year period. Deferred compensation earns interest at a rate determined each January. The interest rate equals 150% of Moody’s Seasoned Corporate Bond Rate Index.

A noncontributory qualified retirement plan with defined benefits covering substantially all Southwest employees is available in addition to a separate unfunded supplemental executive retirement plan (“SERP”) which is limited to officers. Postretirement benefits other than pensions (“PBOP”) are provided to qualified retirees for health care, dental, and life insurance benefits.

The overfunded or underfunded positions of defined benefit postretirement plans, including pension plans, are recognized in the Consolidated Balance Sheets. Any actuarial gains and losses, prior service costs and transition assets or obligations are recognized in Accumulated other comprehensive income under Stockholders’ equity, net of tax, until they are amortized as a component of net periodic benefit cost.

A regulatory asset has been established for the portion of the total amounts otherwise chargeable to accumulated other comprehensive income that are expected to be recovered through rates in future periods. Changes in actuarial gains and losses and prior service costs pertaining to the regulatory asset will be recognized as an adjustment to the regulatory asset account as these amounts are amortized and recognized as components of net periodic pension costs each year.

Investment objectives and strategies for the qualified retirement plan are developed and approved by the Pension Plan Investment Committee of the Board of Directors of the Company. They are designed to enhance capital, maintain minimum liquidity required for retirement plan operations, manage funded status risk and effectively manage pension assets.

A target portfolio of investments in the qualified retirement plan is developed by the Pension Plan Investment Committee and is reevaluated periodically. Asset return assumptions are determined by evaluating performance expectations of the target portfolio. Projected benefit obligations are estimated using actuarial assumptions and Company benefit policy. A target mix of assets is then determined based on acceptable risk versus estimated returns in order to fund the benefit obligation. At December 31, 2016, the percentage ranges of the target portfolio are:

Type of Investment	Percentage Range
Equity securities	63 to 67
Debt securities	33 to 37
Other	up to 1

The qualified retirement plan invests the majority of its plan assets in common collective trusts which includes a well-diversified portfolio of domestic and international equity securities and fixed income securities, which are managed by a professional investment manager appointed by the Company. The investment manager has full discretionary authority to direct the investment of plan assets held in trust within the specific guidelines prescribed by the Company through the plan’s investment policy statement. In 2016, the Company adopted a liability driven investment (“LDI”) strategy for part of the portfolio, a form of investing designed to better match the movement in pension plan assets with the impact of interest rate changes and inflation assumption changes on the pension plan liability. The implementation of the LDI strategy will be phased in over time by using a glide path. The glide path is designed to increase the allocation of the plan’s assets to fixed income securities, as the funded status of the plan increases, in order to more closely match the duration of the plan assets to that of the plan liability.

During the third quarter of 2016, qualifying term-vested participants were offered a lump-sum present value payout of their pensions. The offer was primarily intended to reduce insurance and ongoing maintenance costs associated with qualifying participant balances. About one-half of the approximate 800 participants subject to the offer accepted the offer, resulting in an approximate $30 million payment from pension assets paid in the fourth quarter of 2016.

In August 2016, Russell Investments Trust Company (“Russell”), an outside professional investment manager as defined in Section 3(38) of ERISA, was engaged as a fiduciary of the pension plan. Russell has full discretionary authority to direct the investment of the pension plan’s assets within the guidelines prescribed by the pension plan’s investment policy statement. The change, related to managing pension plan assets, has no impact on retirement benefit calculations for pension plan participants, and was approved by the Board of Directors of the Company.

Pension plan assets are held in a Master Trust. Investment objectives and strategies for the qualified retirement plan are developed and approved by the Pension Plan Investment Committee of the Board of Directors. The objective of the investment policy is to manage assets in such a way that will allow the eventual settlement of the obligations to the pension plan’s beneficiaries. To meet this objective, the pension plan assets are managed by an outside adviser using a portfolio strategy that will provide liquidity to meet the plan’s benefit payment obligations. The pension plan funding policy is in compliance with the federal government’s funding requirements.

Pension costs for these plans are affected by the amount and timing of cash contributions to the plans, the return on plan assets, discount rates, and by employee demographics, including age, compensation, and length of service. Changes made to the provisions of the plans may also impact current and future pension costs. Actuarial formulas are used in the determination of pension costs and are affected by actual plan experience and assumptions about future experience. Key actuarial assumptions include the expected return on plan assets, the discount rate used in determining the projected benefit obligation and pension costs, and the assumed rate of increase in employee compensation. Relatively small changes in these assumptions, particularly the discount rate, may significantly affect pension costs and plan obligations for the qualified retirement plan. In determining the discount rate, management matches the plan’s projected cash flows to a spot-rate yield curve based on highly rated corporate bonds. Changes to the discount rate from year-to-year, if any, are generally made in increments of 25 basis points.

There was no change in the discount rate between years. The methodology utilized to determine the discount rate was consistent with prior years. The weighted-average rate of compensation increase also remained the same (consistent with management’s expectations overall). The asset return assumption (which impacts the following year’s expense) was lowered. The rates are presented in the table below:

	December 31, 2016	December 31, 2015
Discount rate	4.50%	4.50%
Weighted-average rate of compensation increase	3.25%	3.25%
Asset return assumption	7.00%	7.25%

Pension expense for 2017 is estimated to be similar to that experienced in 2016. Future years’ expense level movements (up or down) will continue to be greatly influenced by long-term interest rates, asset returns, and funding levels.

The following table sets forth the retirement plan, SERP, and PBOP funded statuses and amounts recognized on the Consolidated Balance Sheets and Consolidated Statements of Income.

	2016			2015
	Qualified Retirement Plan	SERP	PBOP	Qualified Retirement Plan	SERP	PBOP
(Thousands of dollars)
Change in benefit obligations
Benefit obligation for service rendered to date at beginning of year (PBO/PBO/APBO)	$1,044,817	$42,720	$72,632	$1,060,240	$41,176	$72,202
Service cost	22,833	331	1,499	25,123	320	1,641
Interest cost	46,027	1,859	3,180	44,229	1,695	2,999
Actuarial loss (gain)	8,550	1,347	(2,060)	(44,553)	2,322	(3,251)
Benefits paid	(73,874)	(2,946)	(1,386)	(40,222)	(2,793)	(959)

Benefit obligation at end of year (PBO/PBO/APBO)	1,048,353	43,311	73,865	1,044,817	42,720	72,632

Change in plan assets
Market value of plan assets at beginning of year	736,880	—	43,584	754,796	—	44,892
Actual return on plan assets	39,956	—	4,818	(13,694)	—	(1,034)
Employer contributions	36,000	2,946	—	36,000	2,793	—
Benefits paid	(73,874)	(2,946)	(289)	(40,222)	(2,793)	(274)

Market value of plan assets at end of year	738,962	—	48,113	736,880	—	43,584

Funded status at year end	$(309,391)	$(43,311)	$(25,752)	$(307,937)	$(42,720)	$(29,048)

Weighted-average assumptions (benefit obligation)
Discount rate	4.50%	4.50%	4.50%	4.50%	4.50%	4.50%
Weighted-average rate of compensation increase	3.25%	3.25%	N/A	3.25%	3.25%	N/A

Estimated funding for the plans above during calendar year 2017 is approximately $39 million, of which $36 million pertains to the retirement plan. Management monitors plan assets and liabilities and could, at its discretion, increase plan funding levels above the minimum in order to achieve a desired funded status and avoid or minimize potential benefit restrictions.

The accumulated benefit obligation for the retirement plan and the SERP is presented below (in thousands):

	December 31, 2016	December 31, 2015
Retirement plan	$939,002	$922,992
SERP	40,852	39,270

Benefits expected to be paid for pension, SERP, and PBOP over the next 10 years are as follows (in millions):

	2017	2018	2019	2020	2021	2022-2026
Pension	$48.6	$50.1	$51.5	$53.2	$55.1	$294.2
SERP	2.9	2.9	2.9	2.9	2.9	14.4
PBOP	4.1	4.3	4.4	4.5	4.5	20.6

No assurance can be made that actual funding and benefits paid will match these estimates.

For PBOP measurement purposes, the per capita cost of the covered health care benefits medical rate trend assumption is 7% declining to 4.5%. Fixed contributions are made for health care benefits of employees who retire after 1988, but Southwest pays all covered health care costs for employees who retired prior to 1989. The medical trend rate assumption noted above applies to the benefit obligations of pre-1989 retirees only.

Components of net periodic benefit cost

	Qualified Retirement Plan			SERP			PBOP
	2016	2015	2014	2016	2015	2014	2016	2015	2014
(Thousands of dollars)
Service cost	$22,833	$25,123	$21,360	$331	$320	$292	$1,499	$1,641	$1,101
Interest cost	46,027	44,229	43,440	1,859	1,695	1,745	3,180	2,999	2,829
Expected return on plan assets	(56,558)	(57,808)	(53,342)	—	—	—	(3,149)	(3,464)	(3,264)
Amortization of prior service cost	—	—	—	—	—	—	1,335	1,335	355
Amortization of net actuarial loss	25,266	32,743	22,873	1,383	1,293	783	417	345	—

Net periodic benefit cost	$37,568	$44,287	$34,331	$3,573	$3,308	$2,820	$3,282	$2,856	$1,021

Weighted-average assumptions (net benefit cost)
Discount rate	4.50%	4.25%	5.00%	4.50%	4.25%	5.00%	4.50%	4.25%	5.00%
Expected return on plan assets	7.25%	7.75%	7.75%	N/A	N/A	N/A	7.25%	7.75%	7.75%
Weighted-average rate of compensation increase	3.25%	2.75%	3.25%	3.25%	2.75%	3.25%	N/A	N/A	N/A

Other Changes in Plan Assets and Benefit Obligations Recognized in Net Periodic Benefit Cost and Other Comprehensive Income

	2016				2015				2014
	Total	Qualified Retirement Plan	SERP	PBOP	Total	Qualified Retirement Plan	SERP	PBOP	Total	Qualified Retirement Plan	SERP	PBOP
(Thousands of dollars)
Net actuarial loss (gain) (a)	$22,770	$25,153	$1,347	$(3,730)	$30,519	$26,949	$2,322	$1,248	$173,646	$163,215	$5,460	$4,971
Amortization of prior service cost (b)	(1,335)	—	—	(1,335)	(1,335)	—	—	(1,335)	(355)	—	—	(355)
Amortization of net actuarial loss (b)	(27,066)	(25,266)	(1,383)	(417)	(34,381)	(32,743)	(1,293)	(345)	(23,656)	(22,872)	(784)	—
Prior service cost	—	—	—	—	—	—	—	—	6,661	—	—	6,661
Regulatory adjustment	5,584	102	—	5,482	5,646	5,214	—	432	(140,308)	(129,031)	—	(11,277)

Recognized in other comprehensive (income) loss	(47)	(11)	(36)	—	449	(580)	1,029	—	15,988	11,312	4,676	—
Net periodic benefit costs recognized in net income	44,423	37,568	3,573	3,282	50,451	44,287	3,308	2,856	38,172	34,331	2,820	1,021

Total of amount recognized in net periodic benefit cost and other comprehensive (income) loss	$44,376	$37,557	$3,537	$3,282	$50,900	$43,707	$4,337	$2,856	$54,160	$45,643	$7,496	$1,021

The table above discloses the net gain or loss and prior service cost recognized in other comprehensive income, separated into (a) amounts initially recognized in other comprehensive income, and (b) amounts subsequently recognized as adjustments to other comprehensive income as those amounts are amortized as components of net periodic benefit cost.

See also Note 5 – Other Comprehensive Income and Accumulated Other Comprehensive Income (“AOCI”).

U.S. GAAP states that a fair value measurement should be based on the assumptions that market participants would use in pricing the asset or liability and establishes a fair value hierarchy that ranks the inputs used to measure fair value by their reliability. The three levels of the fair value hierarchy are as follows:

Level 1 – quoted prices (unadjusted) in active markets for identical assets or liabilities that a company has the ability to access at the measurement date.

Level 2 – inputs other than quoted prices included within Level 1 that are observable for similar assets or liabilities, either directly or indirectly.

Level 3 – unobservable inputs for the asset or liability. Unobservable inputs are used to measure fair value to the extent that observable inputs are not available, thereby allowing for situations in which there is little, if any, market activity for the asset or liability at the measurement date.

The following table sets forth, by level within the three-level fair value hierarchy, the fair values of the assets of the qualified pension plan and the PBOP as of December 31, 2016 and December 31, 2015. The change in the types of pension investment holdings between years is due to the engagement of Russell and the subsequent transition of pension investments to Russell funds. The transition efforts consolidated the majority of the pension plan investments into private commingled equity and fixed income funds. The SERP has no assets.

	December 31, 2016			December 31, 2015
	Qualified Retirement Plan	PBOP	Total	Qualified Retirement Plan	PBOP	Total
Assets at fair value (thousands of dollars):

Level 1 – Quoted prices in active markets for identical financial assets
Common stock
Agriculture	$—	$—	$—	$7,021	$209	$7,230
Capital equipment	—	—	—	533	16	549
Chemicals/materials	—	—	—	3,304	98	3,402
Consumer goods	—	—	—	41,035	1,221	42,256
Energy and mining	—	—	—	11,066	329	11,395
Finance/insurance	—	—	—	29,957	892	30,849
Healthcare	—	—	—	37,930	1,129	39,059
Information technology	—	—	—	29,229	870	30,099
Services	—	—	—	12,341	367	12,708
Telecommunications/internet/media	—	—	—	25,883	770	26,653
Other	—	—	—	9,043	269	9,312
Real estate investment trusts	—	—	—	5,010	149	5,159
Mutual funds	—	24,922	24,922	87,483	23,985	111,468
Government fixed income securities	—	—	—	33,482	996	34,478
Futures contracts	—	—	—	(7)	—	(7)

Total Level 1 Assets (1)	$—	$24,922	$24,922	$333,310	$31,300	$364,610

Level 2 – Significant other observable inputs
Private commingled equity funds (2)
International	$290,668	$9,140	$299,808	$—	$—	$—
Large and medium capitalization	121,434	3,819	125,253	—	—	—
Small capitalization	25,947	816	26,763	—	—	—
Emerging markets	45,309	1,424	46,733	—	—	—
Private commingled fixed income funds (3)
U.S. corporate bonds	161,086	5,066	166,152	—	—	—
U.S. debt market long duration	77,349	2,432	79,781	—	—	—
U.S. Treasury securities	8,665	272	8,937	—	—	—
Pooled funds and mutual funds	4,889	216	5,105	14,808	796	15,604
Government fixed income and mortgage backed securities	167	5	172	49,571	1,475	51,046
Corporate fixed income securities
Asset-backed and mortgage-backed	—	—	—	23,542	701	24,243
Banking	—	—	—	20,857	621	21,478
Insurance	—	—	—	4,896	146	5,042
Utilities	—	—	—	3,826	114	3,940
Other	—	—	—	30,995	922	31,917
Real estate investment trusts	—	—	—	1,949	58	2,007
State and local obligations	—	—	—	950	28	978
Preferred securities	—	—	—	554	17	571
Convertible securities	—	—	—	196	6	202

Total Level 2 assets (4)	$735,514	$23,190	$758,704	$152,144	$4,884	$157,028

Total Plan assets at fair value	$735,514	$48,112	$783,626	$485,454	$36,184	$521,638
Commingled equity funds (5)	—	—	—	250,511	7,455	257,966
Insurance company general account contracts (6)	3,448	—	3,448	3,719	—	3,719

Total Plan assets (7)	$738,962	$48,112	$787,074	$739,684	$43,639	$783,323

(1)

The Mutual funds category above is an intermediate-term bond fund whose manager employs multiple concurrent strategies and takes only moderate risk in each, thereby reducing the risk of poor performance arising from any single source, and a balanced fund that invests in a diversified portfolio of common stocks, preferred stocks and fixed-income securities. Strategies utilized by the bond fund include duration management, yield curve or maturity structuring, sector rotation, and all bottom-up techniques including in-house credit and quantitative research. Strategies employed by the fund include pursuit of regular income, conservation of principal, and an opportunity for long-term growth of principal and income. Currently, this balanced fund is the only mutual fund in which the Plan invests.

In the prior year, Level 1 also included Common stock, Real Estate Investment Trusts, Mutual funds, and U.S. Government securities listed or regularly traded on a national securities exchange and were valued at quoted market prices as of the last business day of the calendar year.

(2)

The private commingled equity funds include common collective trusts that invest in a diversified portfolio of domestic and international securities regularly traded on securities exchanges. These funds are shown in the above table at net asset value (“NAV”), which is the value of securities in the fund less the amount of any liabilities outstanding. Investment strategies employed by the funds include:

•	Domestic equities
•	International developed countries equities
•	Emerging markets equities

Shares in the private equity commingled funds may be redeemed given one business day notice. While they are private equity funds and reported at NAV, due to the short redemption notice period, the lack of significant redemption fees, the fact that the underlying investments are exchange-traded, and that substantial liabilities do not exist subject to the NAV calculation, these investments are viewed as indirectly observable (level 2) and are also therefore, not excluded from the body of the fair value table as a reconciling item.

Two funds are classified as international funds. One invests in international financial markets, primarily those of developed economies in Europe and the Pacific Basin. The fund invests primarily in equity securities issued by foreign corporations, but may invest in other securities perceived as offering attractive investment return opportunities. The other provides diversified exposure to global equity markets. The fund seeks to provide long-term capital growth by investing primarily in securities listed on the major developed equity markets of the United States, Europe, and Asia, as well as within those listed on emerging country equity markets on a tactical basis.

The large and medium capitalization fund is designed to track the performance of the large and medium capitalization companies contained in the index, which represents approximately 90% of the market capitalization of the United States stock market.

The small capitalization fund is designed to provide maximum long-term appreciation through investments that are well diversified by industry.

The emerging markets fund was developed to invest in emerging market equities worldwide. The purposes of the fund’s operations, “emerging market countries” include every country in the world except the developed markets of the United States, Canada, Japan, Australia, New Zealand, Hong Kong and Singapore, and most countries located in Western Europe. Fund investments are made directly in each country or, where direct investment is inefficient or prohibited, through appropriate financial instruments or participation in commingled funds.

(3)

The private commingled fixed income funds include domestic fixed income securities. These funds are shown in the above table at NAV. Shares in the private commingled fixed equity funds may be redeemed given one business day notice. While they are private equity funds and reported at NAV, due to the short redemption notice period, the lack of significant redemption fees, the fact that the underlying investments are exchange-traded, and that substantial liabilities do not exist subject to the NAV calculation, these investments are viewed as indirectly observable (level 2) and are also therefore, not excluded from the body of the fair value table as a reconciling item.

The U.S. corporate bond fund seeks to provide high quality, mostly corporate bond-based exposure to fixed income securities which closely match those found in discount curves used to value United States pension liabilities.

The United States debt market long duration fund provides participation in the full spectrum of investment opportunities in primarily United States debt markets with longer maturities. The fund seeks to offer effective diversification against equities, take advantage of market trading opportunities, and provide a competitive rate of return on assets. The fund’s current duration is close to 14 years.

The United States Treasuries securities funds seeks to replicate the risk and return characteristics of the Barclays Treasury U.S. Separate Trading of Registered Interest and Principal of Securities (“STRIPS”) 28-29 Years Index with minimum tracking error.

(4)

With the exception of items (2) and (3), which are discussed in detail above, the current year Level 2 assets consist mainly of pooled funds and mutual funds. These funds are collective short-term funds that invest in Treasury bills and money market funds and are used as a temporary cash repository.

In the prior year, the fair value of the Level 2 investments in debt securities with remaining maturities of one year or more was determined by dealers who make markets in such securities or by an independent pricing service, which considers yield or price of bonds of comparable quality, coupon, maturity, and type.

(5)

In the prior year, the commingled equity funds included private equity funds that invest in domestic and international securities regularly traded on securities exchanges. These funds are shown in the above table at net asset value, which is the value of securities in the fund less the amount of any liabilities outstanding. Investment strategies employed by the funds included:

•	Domestic large capitalization value equities
•	International developed countries value and growth equities
•	Emerging markets equities
•	International small capitalization equities

The terms and conditions under which shares in the commingled equity funds were redeemed varied among the funds; the notice required ranged from one day to 30 days prior to the valuation date (month end). One of the commingled equity funds required the payment of a minimal impact fee to be applied to redemptions and subscriptions of $5 million or greater; the relative fee diminished the greater the transaction. Other such funds imposed fees to recover direct costs incurred by the fund at redemption, but were indeterminable prior to redemption.

(6)

The insurance company general account contracts are annuity insurance contracts used to pay the pensions of employees who retired prior to 1989. The balance of the account disclosed in the above table is the contract value, which is the result of deposits, withdrawals, and interest credits.

(7)

In the prior year, the assets in the above table exceeded the market value of plan assets shown in the funded status table by $2,859,000 (qualified retirement plan – $2,803,000, PBOP – $56,000), which includes a payable for securities purchased, partially offset by receivables for interest, dividends, and securities sold.